Right-of-use assets - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 437,155,963	$ 404,152,514
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	33,002,320	26,961,235
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	18,156,807	12,870,321
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	17,614,228	12,572,768
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	17,420,525	12,452,751
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	17,509,738	12,312,890
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	333,452,345	326,982,549
Interest [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	169,093,743	168,466,959
Interest [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	8,864,127	7,940,599
Interest [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	8,625,314	7,747,979
Interest [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,964,453	7,731,707
Interest [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,839,832	7,572,337
Interest [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	7,494,285	7,408,571
Interest [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	128,305,732	130,065,766
Present Value [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	268,062,220	235,685,555
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	24,138,193	19,020,636
Present Value [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	9,531,493	5,122,342
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	9,649,775	4,841,061
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	9,580,693	4,880,414
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	10,015,453	4,904,319
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 205,146,613	$ 196,916,783